Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss), Net of Tax	The after-tax components of accumulated other comprehensive income (loss) and their corresponding changes are shown below:
	Currency translation differences	Change in fair value cash flow hedges	Net actuarial gain/(losses)	Unrealized gains/losses available-for sale securities	Accumulated Other Comprehensive Income (loss)
As of December 31, 2016	113	(2)	(81)	4	34
Other comprehensive income (loss) before reclassifications	156	29	(20)	(3)	162
Amounts reclassified out of accumulated other comprehensive income (loss)	-	(15)	-	(6)	(21)
Income tax effects	-	(4)	4	2	2
Other comprehensive income (loss)	156	10	(16)	(7)	143
As of December 31, 2017	269	8	(97)	(3)	177
Other comprehensive income (loss) before reclassifications	(51)	(10)	9	-	(52)
Amounts reclassified out of accumulated other comprehensive income (loss)	-	(4)	-	3	(1)
Income tax effects	-	3	(4)	-	(1)
Other comprehensive income (loss)	(51)	(11)	5	3	(54)
As of December 31, 2018	218	(3)	(92)	-	123